UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPGEX Global Growth Stock
Fund –
.
PAGLX Global Growth Stock
Fund–
.
Advisor  Class
RGGIX Global Growth Stock
Fund–
.
I Class

T. ROWE PRICE Global Growth Stock Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Global Growth Stock Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended April 30,
2023, as inflation, though still high, moderated and central bank rate hikes appeared to be nearing an end. The rebound in most sectors from the steep losses incurred earlier in 2022 was also aided by some better-than-expected economic news, although concerns about a possible recession lingered throughout the period.
For the six-month period, growth stocks were buoyed by falling interest rates and outperformed value shares. European equities outperformed stocks in most other regions, and emerging markets stocks were boosted by strong gains in
Asia, which were supported by China’s decision at the end of 2022 to lift most of its pandemic-related restrictions. Returns to U.S. investors in international stocks were enhanced by a sharp decline in the U.S. dollar versus other major currencies.
Within the S&P 500 Index, the communication services and information technology sectors had, by far, the strongest returns. On the other hand, the energy sector finished in negative territory and was the weakest segment amid falling oil prices and concerns about weaker global demand for crude.
Cheaper oil also contributed to slowing inflation during the period, although it remained well above the Federal Reserve’s long-term 2% target. March’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 5.0% on a 12-month basis, the lowest level since
May 2021 and the ninth consecutive month in which the annual inflation rate decreased.
In response to the still-high inflation readings, the Fed raised its short-term lending benchmark rate from around 3.00% in October 2022 to a target range of 4.75% to 5.00% by the end of the period, the highest since 2007. Fed officials implemented an additional 25-basis-point increase in early May just after our reporting period ended but suggested that they might be ready to pause additional rate hikes as they wait to see how the economy is progressing.
While shorter-maturity U.S. Treasury yields increased during the period in response to the Fed rate hikes, intermediate- and longer-term yields declined as investors predicted that the central bank would eventually have to cut rates sooner than it had planned as a result of a slowing economy, and this decrease in yields led to generally strong performance across the fixed income market.

T. ROWE PRICE Global Growth Stock Fund

As we look ahead, prominent bank failures in the U.S. and Europe in March and April have complicated an already uncertain market backdrop. U.S.
corporate earnings in the first quarter appeared to be headed for a second straight quarterly decline, and manufacturing is slowing, although the jobs market has so far been resilient. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange
Commission adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the other changes to come.
While the six-month fund letter will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global Growth Stock Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
10/31/22 4/30/23
Information Technology 21.2% 21.5%
Financials 18.4 20.6
Industrials and Business
Services 11.6 12.6
Health Care 12.3 12.6
Consumer Staples 7.1 8.6
Consumer Discretionary 10.3 7.3
Materials 7.5 5.9
Communication Services 5.5 5.7
Energy 3.1 2.9
Real Estate 1.9 1.7
Utilities 1.1 0.5
Other and Reserves 0.0 0.1
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Global Growth Stock Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
4/30/23
Microsoft, United States 3.5%
Apple, United States 3.0
Roper Technologies, United States 2.0
Fiserv, United States 1.9
Amazon.com, United States 1.8
Alphabet, United States 1.7
Sumber Alfaria Trijaya, Indonesia 1.5
BDO Unibank, Philippines 1.5
Linde, United States 1.4
NVIDIA, United States 1.3
JPMorgan Chase, United States 1.2
UnitedHealth Group, United States 1.1
Evotec, Germany 1.1
Masan Group, Vietnam 1.0
Charles Schwab, United States 1.0
Bank Central Asia, Indonesia 1.0
Eli Lilly, United States 1.0
Unilever, United Kingdom 1.0
SM Investments, Philippines 0.9
Axis Bank, India 0.8
SpaceX, United States 0.8
Mastercard, United States 0.8
Intuitive Surgical, United States 0.8
Universal Robina, Philippines 0.8
ASML Holding, Netherlands 0.8
Total 33.7%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Global Growth Stock Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Global Growth Stock Fund

GLOBAL GROWTH STOCK FUND
Beginning
Account Value
11/1/22
Ending
Account Value
4/30/23
Expenses Paid
During Period*
11/1/22 to 4/30/23
Investor Class
Actual $1,000.00 $1,080.70 $4.85
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.13   4.71
Advisor Class
Actual   1,000.00   1,080.30   5.67
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.34   5.51
I Class
Actual   1,000.00   1,082.10   3.56
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.37   3.46
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.94%,
the
2
Advisor Class was 1.10%, and the
3
I Class was 0.69%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Growth Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 30.27 $ 49.05 $ 37.06 $ 28.60 $ 24.74 $ 24.92
Investment activities
Net investment
income (loss)
(1)(2)
0.03 (0.02) (0.03) 0.03 0.10 0.02
Net realized and
unrealized gain/loss 2.41 (14.93) 13.37 8.50 4.15 —
(3)
Total from
investment activities 2.44 (14.95) 13.34 8.53 4.25 0.02
Distributions
Net investment
income — — (0.03) (0.07) — —
Net realized gain (0.02) (3.83) (1.32) — (0.39) (0.21)
Total distributions (0.02) (3.83) (1.35) (0.07) (0.39) (0.21)
Redemption fees
added to paid-in
capital
(1)(4)
— — — — —
(3)
0.01
NET ASSET VALUE
End of period $ 32.69 $ 30.27 $ 49.05 $ 37.06 $ 28.60 $ 24.74

T. ROWE PRICE Global Growth Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(5)
8.07% (32.72)% 36.63% 29.88% 17.53% 0.10%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.94%
(6)
0.91% 0.82% 0.85% 0.93% 1.00%
Net expenses after
waivers/payments
by Price Associates 0.94%
(6)
0.91% 0.82% 0.85% 0.93% 1.00%
Net investment
income (loss) 0.18%
(6)
(0.04)% (0.06)% 0.09% 0.37% 0.09%
Portfolio turnover rate 33.7% 58.4% 56.7% 85.4% 66.3% 120.0%
Net assets, end of
period (in thousands) $355,634 $309,152 $771,508 $482,762 $226,633 $172,872
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
The fund charged redemption fees through March 31, 2019.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Global Growth Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 29.93 $ 48.56 $ 36.78 $ 28.43 $ 24.58 $ 24.77
Investment activities
Net investment
income (loss)
(1)(2)
—
(3)
(0.06) (0.16) (0.07) 0.06 —
(3)
Net realized and
unrealized gain/loss 2.40 (14.82) 13.26 8.48 4.11 —
(3)
Total from
investment activities 2.40 (14.88) 13.10 8.41 4.17 —
(3)
Distributions
Net investment
income — — — (0.06) — —
Net realized gain (0.02) (3.75) (1.32) — (0.32) (0.19)
Total distributions (0.02) (3.75) (1.32) (0.06) (0.32) (0.19)
NET ASSET VALUE
End of period $ 32.31 $ 29.93 $ 48.56 $ 36.78 $ 28.43 $ 24.58

T. ROWE PRICE Global Growth Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(4)
8.03% (32.87)% 36.24% 29.63% 17.25% (0.02)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1.10%
(5)
1.10% 1.10% 1.12% 1.21% 1.18%
Net expenses after
waivers/payments
by Price Associates 1.10%
(5)
1.10% 1.10% 1.10% 1.10% 1.10%
Net investment
income (loss) 0.01%
(5)
(0.18)% (0.34)% (0.20)% 0.21% (0.02)%
Portfolio turnover rate 33.7% 58.4% 56.7% 85.4% 66.3% 120.0%
Net assets, end of
period (in thousands) $14,086 $13,586 $19,156 $13,668 $3,637 $2,363
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Global Growth Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 30.41 $ 49.21 $ 37.16 $ 28.66 $ 24.81 $ 24.97
Investment activities
Net investment
income
(1)(2)
0.07 0.09 0.04 0.09 0.16 0.09
Net realized and
unrealized gain/loss 2.42 (15.01) 13.40 8.49 4.15 —
(3)
Total from
investment activities 2.49 (14.92) 13.44 8.58 4.31 0.09
Distributions
Net investment
income (0.06) — (0.07) (0.08) (0.06) (0.03)
Net realized gain (0.02) (3.88) (1.32) — (0.40) (0.22)
Total distributions (0.08) (3.88) (1.39) (0.08) (0.46) (0.25)
NET ASSET VALUE
End of period $ 32.82 $ 30.41 $ 49.21 $ 37.16 $ 28.66 $ 24.81

T. ROWE PRICE Global Growth Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(4)
8.21% (32.57)% 36.83% 30.00% 17.78% 0.33%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.70%
(5)
0.69% 0.67% 0.69% 0.72% 0.74%
Net expenses after
waivers/payments
by Price Associates 0.69%
(5)
0.69% 0.67% 0.69% 0.69% 0.68%
Net investment
income 0.42%
(5)
0.25% 0.09% 0.27% 0.59% 0.32%
Portfolio turnover rate 33.7% 58.4% 56.7% 85.4% 66.3% 120.0%
Net assets, end of
period (in thousands) $616,032 $676,552 $889,213 $659,189 $262,632 $211,811
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Global Growth Stock Fund
April 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.5%
Common Stocks 0.5%
MercadoLibre (USD)  (1) 3,806 4,862
Total Argentina (Cost
$882
)
4,862
AUSTRALIA 1.1%
Common Stocks 1.1%
Allkem  (1) 159,693 1,311
BHP Group  127,940 3,797
South32  1,183,081 3,344
Worley  271,386 2,727
Total Australia (Cost
$11,453
)
11,179
BRAZIL 0.5%
Common Stocks 0.5%
NU Holdings, Class A (USD)  (1) 971,027 5,011
Total Brazil (Cost
$3,854
)
5,011
CANADA 2.0%
Common Stocks 1.8%
Brookfield (USD)  93,193 3,025
National Bank of Canada  68,686 5,122
Nutrien (USD)  89,680 6,224
Shopify, Class A (USD)  (1) 77,617 3,760
18,131
Limited Partnerships 0.2%
Brookfield Renewable Partners (USD)  63,000 1,953
1,953
Total Canada (Cost
$17,813
)
20,084
CAYMAN ISLANDS 0.5%
Common Stocks 0.1%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $2,115 (USD)  (2)(3) 554,948 1,127
1,127

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.4%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,202
(USD)  (1)(2)(3) 24,387 4,081
4,081
Total Cayman Islands (Cost
$3,317
)
5,208
CHINA 4.0%
Common Stocks 3.0%
Alibaba Group Holding (HKD)  (1) 309,568 3,273
China Resources Mixc Lifestyle Services (HKD)  633,200 3,357
JD Health International (HKD)  (1)(4) 226,200 1,632
JD.com, Class A (HKD)  69,598 1,242
Kanzhun, ADR (USD)  (1) 125,663 2,323
Kingdee International Software Group (HKD)  (1) 442,000 680
Li Auto, Class A (HKD)  (1) 153,500 1,818
Meituan, Class B (HKD)  (1) 112,800 1,928
Tencent Holdings (HKD)  132,000 5,863
Tsingtao Brewery, Class H (HKD)  270,000 2,891
Wuxi Biologics Cayman (HKD)  (1) 381,500 2,275
Yum China Holdings (USD)  45,900 2,808
30,090
Common Stocks - China A Shares 1.0%
Glodon, A Shares (CNH)  299,900 2,513
Hundsun Technologies, A Shares (CNH)  288,580 2,063
NARI Technology, A Shares (CNH)  740,572 2,798
Shenzhen Inovance Technology, A Shares (CNH)  271,000 2,420
9,794
Total China (Cost
$39,131
)
39,884
FINLAND 0.2%
Common Stocks 0.2%
Sampo, Class A  42,232 2,142
Total Finland (Cost
$1,854
)
2,142
FRANCE 1.9%
Common Stocks 1.9%
Airbus  47,707 6,681
EssilorLuxottica  15,730 3,114
Eurofins Scientific  (4) 62,939 4,396

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Schneider Electric  25,236 4,401
Total France (Cost
$13,583
)
18,592
GERMANY 3.9%
Common Stocks 3.3%
Celonis, Acquisition Date: 6/17/21, Cost $664 (USD)  (1)(2)(3) 1,795 592
Deutsche Telekom  220,326 5,312
Evotec  (1) 578,356 10,622
flatexDEGIRO  (1)(4) 111,870 1,206
Infineon Technologies  87,254 3,178
Siemens  29,682 4,893
Symrise  37,665 4,551
Zalando  (1) 49,134 2,021
32,375
Convertible Preferred Stocks 0.3%
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $2,668 (USD)  (1)(2)(3) 7,214 2,380
2,380
Preferred Stocks 0.3%
Sartorius  8,648 3,361
3,361
Total Germany (Cost
$34,557
)
38,116
HONG KONG 0.5%
Common Stocks 0.5%
AIA Group  427,800 4,657
Total Hong Kong (Cost
$3,249
)
4,657
INDIA 5.9%
Common Stocks 5.4%
Axis Bank  773,734 8,167
Britannia Industries  26,388 1,465
Container Corp. of India  325,850 2,440
FSN E-Commerce Ventures  (1) 614,319 920
Godrej Consumer Products  (1) 258,425 2,881
Havells India  114,510 1,725
HDFC Asset Management  58,510 1,267
HDFC Bank  169,742 3,509
HDFC Bank, ADR (USD)  (4) 43,054 3,005
Housing Development Finance  116,337 3,956

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Kotak Mahindra Bank  230,822 5,479
One 97 Communications  (1) 417,145 3,329
Pidilite Industries  61,194 1,811
Reliance Industries  152,186 4,518
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $1,309  (1)(2)(3) 821 2,032
United Spirits  (1) 351,316 3,346
Voltas  239,822 2,347
Zomato  (1) 1,188,002 944
53,141
Convertible Preferred Stocks 0.5%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $6,344  (1)(2)(3) 1,977 4,892
4,892
Total India (Cost
$46,955
)
58,033
INDONESIA 2.9%
Common Stocks 2.9%
Bank Central Asia  15,627,600 9,671
Kalbe Farma  27,169,100 3,934
Sumber Alfaria Trijaya  74,088,600 14,650
Total Indonesia (Cost
$11,026
)
28,255
ITALY 0.3%
Common Stocks 0.3%
PRADA (HKD)  443,900 3,268
Total Italy (Cost
$2,847
)
3,268
JAPAN 2.5%
Common Stocks 2.5%
Daiichi Sankyo  213,200 7,316
Daikin Industries  20,600 3,742
Keyence  11,500 5,186
Mitsui  108,300 3,381
Nippon Sanso Holdings  159,500 2,878
Sony Group  26,300 2,379
Total Japan (Cost
$17,916
)
24,882

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 1.9%
Common Stocks 1.9%
Adyen  (1) 2,961 4,758
Argenx, ADR (USD)  (1) 11,032 4,279
ASML Holding (USD)  12,067 7,685
DSM-Firmenich  (1) 18,609 2,435
Total Netherlands (Cost
$9,257
)
19,157
NIGERIA 0.0%
Common Stocks 0.0%
Nestle Nigeria  179,248 394
Total Nigeria (Cost
$549
)
394
NORWAY 0.1%
Common Stocks 0.1%
Norsk Hydro  134,770 992
Total Norway (Cost
$805
)
992
PERU 0.7%
Common Stocks 0.7%
InRetail Peru (USD)  199,057 6,479
Total Peru (Cost
$4,606
)
6,479
PHILIPPINES 3.3%
Common Stocks 3.3%
Ayala Land  3,063,600 1,481
BDO Unibank  5,581,227 14,548
SM Investments  527,896 8,554
Universal Robina  2,979,990 7,930
Total Philippines (Cost
$28,773
)
32,513
PORTUGAL 0.2%
Common Stocks 0.2%
Galp Energia  143,266 1,731
Total Portugal (Cost
$1,507
)
1,731

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.6%
Common Stocks 0.6%
Grab Holdings, Class A (USD)  (1) 554,835 1,615
Sea, ADR (USD)  (1) 61,852 4,711
Total Singapore (Cost
$5,450
)
6,326
SOUTH AFRICA 0.1%
Common Stocks 0.1%
Naspers, Class N  7,511 1,339
Total South Africa (Cost
$1,075
)
1,339
SOUTH KOREA 0.4%
Common Stocks 0.4%
Samsung Electronics  69,703 3,430
Total South Korea (Cost
$3,010
)
3,430
SPAIN 0.6%
Common Stocks 0.6%
Amadeus IT Group  (1) 63,356 4,453
Cellnex Telecom  26,026 1,096
Total Spain (Cost
$4,723
)
5,549
SWEDEN 0.5%
Common Stocks 0.5%
Assa Abloy, Class B  (4) 76,709 1,828
Hexagon, Class B  (4) 229,550 2,628
Total Sweden (Cost
$2,944
)
4,456
SWITZERLAND 0.8%
Common Stocks 0.8%
Lonza Group  7,107 4,432
Partners Group Holding  3,581 3,476
Total Switzerland (Cost
$5,326
)
7,908

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 0.6%
Common Stocks 0.6%
Taiwan Semiconductor Manufacturing, ADR (USD)  69,112 5,826
Total Taiwan (Cost
$5,890
)
5,826
UNITED KINGDOM 4.9%
Common Stocks 4.5%
Ashtead Group  45,888 2,646
AstraZeneca, ADR (USD)  98,684 7,226
BP  232,552 1,560
Endava, ADR (USD)  (1)(4) 18,324 1,055
Experian  164,259 5,815
Farfetch, Class A (USD)  (1)(4) 555,311 2,238
InterContinental Hotels Group  35,623 2,449
London Stock Exchange Group  35,827 3,762
Rentokil Initial  865,413 6,890
Snyk, Acquisition Date: 9/3/21, Cost $1,444 (USD)  (1)(2)(3) 100,647 1,156
Unilever, ADR (USD)  (4) 169,138 9,392
44,189
Convertible Preferred Stocks 0.4%
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22, Cost $2,406
(USD)  (1)(2)(3) 168,674 1,937
YuLife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $1,523  (1)(2)(3) 77,036 1,727
3,664
Total United Kingdom (Cost
$43,917
)
47,853
UNITED STATES 56.2%
Common Stocks 52.9%
Accenture, Class A  8,683 2,434
Advanced Micro Devices  (1) 85,800 7,668
Agilent Technologies  34,602 4,686
Alnylam Pharmaceuticals  (1) 9,419 1,876
Alphabet, Class C  (1) 153,222 16,582
Amazon.com  (1) 165,360 17,437
American International Group  102,837 5,455
Amphenol, Class A  70,505 5,321
Apollo Global Management  46,734 2,962
Apple  172,597 29,286
Arista Networks  (1) 13,400 2,146

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Atlassian, Class A  (1) 23,463 3,465
AvalonBay Communities, REIT  28,038 5,057
Bank of America  229,900 6,731
BILL Holdings  (1)(4) 15,863 1,218
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $3,134  (1)(2)
(3) 1,839 917
CF Industries Holdings  65,646 4,699
Charles Schwab  185,390 9,685
Cheniere Energy  21,625 3,309
Chubb  33,755 6,804
Cigna Group  26,338 6,671
Citigroup  73,600 3,464
Colgate-Palmolive  72,300 5,770
Confluent, Class A  (1)(4) 51,797 1,140
ConocoPhillips  27,683 2,848
Constellation Brands, Class A  20,639 4,736
Coterra Energy  (4) 71,851 1,839
Coupang  (1) 224,678 3,766
Cummins  7,525 1,769
Danaher  12,771 3,026
Darling Ingredients  (1) 29,312 1,746
DoorDash, Class A  (1) 36,074 2,207
Eli Lilly  24,033 9,514
Endeavor Group Holdings, Class A  (1) 36,300 936
EOG Resources  30,416 3,634
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $4,316  (1)(2)(3) 7,021 4,849
Equity LifeStyle Properties, REIT  38,381 2,644
Estee Lauder, Class A  13,610 3,358
Etsy  (1)(4) 19,165 1,936
FedEx  16,747 3,815
Fifth Third Bancorp  261,600 6,854
Fiserv  (1) 150,332 18,359
General Electric  76,716 7,593
HashiCorp, Class A  (1) 27,651 741
Hess  34,919 5,065
Host Hotels & Resorts, REIT  72,546 1,173
Hubbell  25,925 6,982
HubSpot  (1)(4) 3,789 1,595
Huntington Bancshares  470,523 5,270
IDEX  (4) 8,891 1,834
Intuit  12,817 5,690
Intuitive Surgical  (1) 26,330 7,931
JPMorgan Chase  82,874 11,457
KKR  36,794 1,953
Liberty Media-Liberty Formula One, Class C  (1) 82,888 5,984

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Linde  36,275 13,402
Live Nation Entertainment  (1) 22,448 1,522
Magic Leap, Class A, Acquisition Date: 10/12/17,
Cost $1,153  (1)(2)(3) 2,372 46
Manhattan Associates  (1) 22,019 3,648
Marsh & McLennan  18,898 3,405
Mastercard, Class A  21,301 8,095
McKesson  17,800 6,483
MetLife  (4) 71,434 4,381
Microsoft  112,000 34,413
MongoDB  (1)(4) 11,990 2,877
Monolithic Power Systems  2,900 1,340
Monster Beverage  (1) 73,656 4,125
Morgan Stanley  57,315 5,157
Netflix  (1) 13,522 4,461
NVIDIA  47,407 13,155
Old Dominion Freight Line  (4) 8,700 2,787
Paylocity Holding  (1) 11,570 2,236
Rivian Automotive, Class A  (1)(4) 105,380 1,351
ROBLOX, Class A  (1) 25,879 921
Roper Technologies  42,597 19,372
Salesforce  (1) 28,519 5,657
Schlumberger  81,000 3,997
Sempra Energy  19,290 2,999
ServiceNow  (1) 9,267 4,257
Snowflake, Class A  (1)(4) 8,331 1,234
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $859  (1)(2)(3) 32,874 662
Stryker  23,018 6,897
Synopsys  (1) 10,495 3,897
Teledyne Technologies  (1)(4) 10,386 4,304
Tesla  (1) 17,332 2,848
Thermo Fisher Scientific  8,908 4,943
Trade Desk, Class A  (1) 37,991 2,444
Trimble  (1) 67,794 3,193
UnitedHealth Group  21,661 10,659
Veeva Systems, Class A  (1) 10,859 1,945
Vertex Pharmaceuticals  (1) 13,200 4,498
Vulcan Materials  16,259 2,847
Walmart  24,905 3,760
Waste Connections  34,039 4,737
Wells Fargo  152,439 6,059
Weyerhaeuser, REIT  102,131 3,055
Workday, Class A  (1) 18,212 3,390

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Zoetis  21,442 3,769
521,115
Convertible Preferred Stocks 3.3%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $150  (1)(2)(3) 88 44
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17  (1)(2)(3) 10 5
Databricks, Series H, Acquisition Date: 8/31/21, Cost $1,107  (1)
(2)(3) 15,066 904
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $4,528  (1)(2)(3) 344,903 4,708
PsiQuantum, Series D, Acquisition Date: 9/29/21,
Cost $3,614  (1)(2)(3) 137,791 3,614
Rappi, Series E, Acquisition Date: 9/8/20, Cost $4,762  (1)(2)(3) 79,700 2,870
Rappi, Series F, Acquisition Date: 7/8/21, Cost $799  (1)(2)(3) 12,400 446
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $4,001  (1)(2)(3) 84,400 4,273
SB Technology, Series D, Acquisition Date: 12/10/21,
Cost $5,863  (1)(2)(3) 621,837 5,863
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $846  (1)(2)(3) 20,496 639
SpaceX, Series K, Acquisition Date: 5/21/19, Cost $2,163  (1)(2)
(3) 10,605 8,166
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $2,587  (1)
(2)(3) 30,126 1,149
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $209  (1)(2)
(3) 2,283 87
32,768
Total United States (Cost
$429,307
)
553,883
VIETNAM 2.3%
Common Stocks 2.3%
FPT  1,287,340 4,603
Masan Group  3,166,570 9,899
Military Commercial Joint Stock Bank  (1) 5,931,182 4,773
Vietnam Technological & Commercial Joint Stock Bank  (1) 2,223,700 3,041
Total Vietnam (Cost
$19,770
)
22,316
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.83%  (5)(6) 1,098,350 1,098
Total Short-Term Investments (Cost $1,098) 1,098

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 3.3%
Money Market Funds 3.3%
T. Rowe Price Government Reserve Fund, 4.83%  (5)(6) 32,742,827 32,743
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 32,743
Total Securities Lending Collateral (Cost $32,743) 32,743
Total Investments in Securities
103.3% of Net Assets
(Cost $809,187) $ 1,018,166
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$59,166 and represents 6.0% of net assets.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) See Note 3 . All or a portion of this security is on loan at April 30, 2023.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Growth Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.83% $ — $ — $ 28++
Totals $ —# $ — $ 28+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
04/30/23
T. Rowe Price Government
Reserve Fund, 4.83% $ 34,259  ¤   ¤ $ 33,841
Total $ 33,841^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $28 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $33,841.

T. ROWE PRICE Global Growth Stock Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $809,187) $ 1,018,166
Foreign currency (cost $1,819) 1,696
Receivable for investment securities sold 1,371
Dividends receivable 615
Receivable for shares sold 379
Other assets 984
Total assets 1,023,211
Liabilities
Obligation to return securities lending collateral 32,981
Payable for investment securities purchased 2,820
Investment management fees payable 511
Payable for shares redeemed 187
Due to affiliates 96
Other liabilities 864
Total liabilities 37,459
NET ASSETS $ 985,752

T. ROWE PRICE Global Growth Stock Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 75,348
Paid-in capital applicable to 30,088,452 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 910,404
NET ASSETS $ 985,752
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $355,634; Shares outstanding: 10,880,226) $ 32.69
Advisor Class
(Net assets: $14,086; Shares outstanding: 435,970) $ 32.31
I Class
(Net assets: $616,032; Shares outstanding: 18,772,256) $ 32.82

T. ROWE PRICE Global Growth Stock Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $247) $ 4,955
Other, non cash 329
Securities lending 23
Total income 5,307
Expenses
Investment management 3,034
Shareholder servicing
Investor Class $ 390
Advisor Class 9
I Class 31 430
Rule 12b-1 fees
Advisor Class 17
Prospectus and shareholder reports
Investor Class 26
Advisor Class 1
I Class 6 33
Custody and accounting 129
Legal and audit 40
Registration 37
Directors 2
Miscellaneous 30
Waived / paid by Price Associates (24)
Total expenses 3,728
Net investment income 1,579

T. ROWE PRICE Global Growth Stock Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $115) 4,384
Foreign currency transactions 83
Net realized gain 4,467
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(156)) 71,173
Other assets and liabilities denominated in foreign currencies 41
Change in net unrealized gain / loss 71,214
Net realized and unrealized gain / loss 75,681
INCREASE IN NET ASSETS FROM OPERATIONS
$ 77,260

T. ROWE PRICE Global Growth Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,579 $ 1,725
Net realized gain (loss) 4,467 (117,253)
Change in net unrealized gain / loss 71,214 (418,292)
Increase (decrease) in net assets from operations 77,260 (533,820)
Distributions to shareholders
Net earnings
Investor Class (234) (60,371)
Advisor Class (10) (1,477)
I Class (1,526) (69,872)
Decrease in net assets from distributions (1,770) (131,720)
Capital share transactions
*
Shares sold
Investor Class 61,472 114,109
Advisor Class 1,277 2,342
I Class 29,264 230,207
Distributions reinvested
Investor Class 211 56,517
Advisor Class 10 1,477
I Class 1,507 69,846
Shares redeemed
Investor Class (40,560) (352,932)
Advisor Class (1,846) (1,536)
I Class (140,363) (135,077)
Decrease in net assets from capital share
transactions (89,028) (15,047)

T. ROWE PRICE Global Growth Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Net Assets
Decrease during period (13,538) (680,587)
Beginning of period 999,290 1,679,877
End of period $ 985,752 $ 999,290
*Share information (000s)
Shares sold
Investor Class 1,942 2,955
Advisor Class 41 67
I Class 920 6,388
Distributions reinvested
Investor Class 7 1,332
Advisor Class – 35
I Class 49 1,642
Shares redeemed
Investor Class (1,284) (9,801)
Advisor Class (59) (43)
I Class (4,447) (3,852)
Decrease in shares outstanding (2,831) (1,277)

T. ROWE PRICE Global Growth Stock Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global Growth Stock Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of large-cap companies throughout the world, including the U.S. The fund has three classes of shares: the Global Growth Stock Fund
(Investor Class), the Global Growth Stock Fund–Advisor Class (Advisor Class) and
the Global Growth Stock Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Global Growth Stock Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier,

T. ROWE PRICE Global Growth Stock Fund

or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Growth Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

T. ROWE PRICE Global Growth Stock Fund

and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
April 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at April 30, 2023, totaled $(8,484,000) for the six months ended April 30, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 589,686 $ 330,159 $ 11,381 $ 931,226
Convertible Preferred Stocks — — 47,785 47,785
Limited Partnerships 1,953 — — 1,953
Preferred Stocks — 3,361 — 3,361
Short-Term Investments 1,098 — — 1,098
Securities Lending Collateral 32,743 — — 32,743
Total $ 625,480 $ 333,520 $ 59,166 $ 1,018,166
($000s)
Beginning
Balance
10/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
4/30/23
Investment in Securities
Common Stocks $ 14,294 $ (2,346) $ — $ (567) $ 11,381
Convertible Preferred Stocks 53,757 (5,961) 260 (271) 47,785
Total $ 68,051 $ (8,307) $ 260 $ (838) $ 59,166

T. ROWE PRICE Global Growth Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $ 11,381 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
3.4x
–10.1x
5.9x Increase
Sales growth
rate
27%
– 54%
37% Increase
Enterprise
value to gross
profit multiple
10.1x
– 12.9x
11.5x Increase
Gross profit
growth rate
27%
– 49%
36% Increase
Projected
enterprise
value to sales
multiple
9.7x
– 14.7x
12.2x Increase
Projected
enterprise
value to gross
profit multiple
13.3x
– 18.9x
16.1x Increase
Price-to-
earnings
growth rate
7.4x
– 17.5x
12.5x Increase
Dividend yield 4.98% 4.98% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 47,785 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to gross
profit multiple
10.1x
– 12.9x
11.5x Increase

T. ROWE PRICE Global Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross profit
growth rate
27%
– 49%
48% Increase
Enterprise
value to sales
multiple
2.3x
– 10.1x
3.3x Increase
Sales growth
rate
27%
– 90%
46% Increase
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase
Gross
merchandise
value growth
rate
28% 28% Increase
Projected
enterprise
value to sales
multiple
2.9x
– 14.7x
9.9x Increase
Projected
enterprise
value to gross
profit multiple
13.3x
– 18.9x
16.1x Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x
– 10.5x
9.8x Increase
Discount rate
for cost of
capital
20%
– 30%
22% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Growth Stock Fund

** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the

T. ROWE PRICE Global Growth Stock Fund

fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2023, the value of loaned securities was
$32,072,000; the value of cash collateral and related investments was $32,981,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $325,048,000 and $414,987,000, respectively, for the six months ended
April 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2022, the fund had $99,905,000 of available capital loss carryforwards.
At April 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $839,659,000. Net unrealized gain aggregated $177,496,000 at period-end, of which $253,689,000 related to appreciated investments and $76,193,000 related to depreciated investments.

T. ROWE PRICE Global Growth Stock Fund

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2023, the effective annual group fee rate was 0.29%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.65% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the six months ended April 30, 2023.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense

T. ROWE PRICE Global Growth Stock Fund

ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended April 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $34,000 remain subject to repayment by the fund at April 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Advisor Class I Class
Expense limitation/I Class Limit 1.10% 0.05%
Expense limitation date 02/28/25 02/28/25
(Waived)/repaid during the period ($000s) $2 $(26)

T. ROWE PRICE Global Growth Stock Fund

Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six
months ended April 30, 2023, expenses incurred pursuant to these service agreements were $58,000 for Price Associates; $270,000 for T. Rowe Price Services, Inc.; and $4,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of April 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned
320,706 shares of the I Class, representing 2% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2023, this reimbursement amounted to $20,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-
sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program

T. ROWE PRICE Global Growth Stock Fund

guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured.
During the six months ended April 30, 2023, the fund incurred $9,000 in interest expense related to outstanding borrowings on five days in the average amount of
$12,760,000 and at an average annual rate of 5.42%. At April 30, 2023, there were no borrowings outstanding.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Global Growth Stock Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Global Growth Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Global Growth Stock Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Global Growth Stock Fund

The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense Group and Expense Universe) and
third quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group, Advisor Class Expense Group, and Expense
Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Global Growth Stock Fund

and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F174-051 6/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2023